Net sales	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Net sales

21.Net sales

Accounting policy

The Company recognizes revenues from the following main sources:

a)       Sale of products

The Company operates in the production and distribution of lubricants including the brands Mobil and Comma. Products are sold in contracts identified with individual customers and in sets, as a package of goods or services.

The Company recognizes sales revenues upon delivery to the customer as long as revenue and costs can be measured reliably, receipt of the consideration is probable and there is no continuous involvement of management with the products. Delivery is considered to be the moment when the customer accepts the goods, and the risks and benefits related to the property are transferred.

Some lubricant sales contracts cannot be purchased separately from a package of services. However, the goods and services are clearly distinct in the contracts. This sales modality represents two separate performance obligations and therefore revenue will be recognized for each of these performance obligations when control of the respective goods and services is transferred to the customer. The transaction price be allocated to different performance obligations based on the independent selling price, in which revenues are identified, measured and recorded separately. Trade incentives, including cash incentives, discounts and volume rebates, and free or discounted goods or services, are accounted for as a reduction of revenue.

Discounts, rebates, credits, price concessions, performance bonuses and similar incentives are treated as variable consideration and included in the transaction price at the company’s best estimate, and is included in revenue to the extent that it is highly probable that there will be no significant reversal of the cumulative amount of revenue when any pricing uncertainty is resolved.

b)      Logistics services rendered

Revenues from the provision of services are recognized when the entity transfers to the counterpart the significant risks and benefits inherent to the provision of services, when it is probable that the economic benefits associated with the transaction will flow to the Company, as well as when its related value and incurred costs can be reliably measured.

Service prices are fixed based on service orders or contracts. The Company’s revenue is basically comprised of rail freight, road freight, container transport and port elevation services, which is why the above criteria are normally met to the extent that the logistics service is provided.

c)       Deferred revenue

Consists in advances received from clients seeking investment in fixed assets in return for a rail service contract requiring future performance of services by the Company.

d)      Natural gas distribution

Revenue is measured based on the consideration specified in a contract with a customer. Revenues from natural gas sales are recorded based on the volume of natural gas sold and its respective tariffs regulated by ARSESP, which provides for five-year tariff cycles, with annual inflation adjustment.

Revenue is recognized when the gas is delivered to the delivery points (predetermined in the agreements with each customer) i.e. performance obligation on delivery of gas is satisfied. Customers obtain control of gas when it’s transferred through pipelines to the customer.

In accordance with contractual terms, late payment fees and interests are calculated based on outstanding balances as of invoices original due dates.

The transaction price does not have variable consideration.

The Company recognizes revenues from the following main sources:

  Billed revenue

The Company provides gas distribution services through the Comgás. Fair value and service selling prices are conveniently released and recognized when its value is measured reliably, recognized as having no result at the same volume as those delivered to customers based on the monthly measurements performed.

The fair value and selling prices of individual services are fairly similar.

  Unbilled revenue

Refers to natural gas delivered to customers, which billing to customers have not yet occurred. The Company estimates gas delivered to the various customer segments as a different tariff applies to each customer segment, based on historical consumption patterns. The corresponding revenues is recognized by multiplying the estimated unbilled gas per customer segment by the corresponding tariff.

The actual amounts billed may differ from the estimates. The Company believes that, based on its historical experience, the unbilled estimated amount will not significantly differ from actual amounts.

  Infrastructure concessions

The construction of the infrastructure necessary for gas distribution is considered a construction service rendered to the ARSESP, and the related income is recognized in profit or loss at finishing stage of the work.

Construction costs are recognized by reference to the stage of completion of the construction activity at the end of the reporting year and are included in cost of sales.

  Services rendered

The Company provides a service of installation of natural gas equipment. Such services are recognized as a performance obligation satisfied over time. Revenue is recognized for these installation services based on the stage of completion of the contract. The Company has assessed that the stage of completion determined as the proportion of the total time expected to install that has elapsed at the end of the reporting period is an appropriate measure of progress towards complete satisfaction of these performance obligations.

Payment for services is not due from the customer until the installation services are complete and therefore a contract asset is recognized over the period in which the installation services are performed representing the Company’s right to consideration for the services performed to date.

e)      Electricity trading

The Company recognizes revenue from electricity supply to customers and wholesalers at fair value of the related consideration, for delivery of electricity in a given period. The volume of electric energy delivered to buyer is determined on a monthly basis. Customers obtain control of electricity from the moment they consume it. Invoices are issued monthly and are usually paid within 30 days from their issue date.

Revenue from energy trading is recorded based on bilateral contracts signed with market agents and duly registered with the Electric Energy Trading Chamber (Câmara de Comercialização de Energia Elétrica), or “CCEE.”

Revenue is recognized based on the energy sold and at prices specified under the supply to customers and wholesalers’ contracts. The Company may sell the energy produced in two environments: (i) in the Free Contracting Environment (Ambiente de Contratação Livre), or “ACL,” where energy trading takes place through free negotiation of prices and conditions between the parties, through bilateral contracts; and (ii) in the Regulated Contracting Environment (Ambiente de Contratação Regulada), or “ACR,” where electricity is sold to distribution agents.

  Short-term market

The Company recognizes revenue at the fair value of the consideration receivable when transactions in the short-term market occur. The price of energy in these operations is characterized by the link with the Differences Settlement Price (Preço de Liquidação de Diferenças), or “PLD.”

  Trading operations

Energy trading operations are carried out in an active market and, for accounting measurement purposes, they meet the definition of financial instruments at fair value.

The Compass Trading recognizes revenue when the energy is delivered to customers at fair value of the consideration. In addition, unrealized net gains resulting from mark-to-market - difference between contracted and market prices - from open net contracted operations on the date of the consolidated financial statements are recognized in revenue.

The following is an analysis of the Company’s net sales for the year:

	December 31, 2020	December 31, 2019	December 31, 2018
Gross revenue from sales of products and services	24,040,536	23,703,245	19,609,252
Construction revenue	885,630	813,341	415,753
Indirect taxes and deductions	(4,488,331)	(3,905,177)	(3,190,237)
Net sales	20,437,835	20,611,409	16,834,768

In the following table, revenue is disaggregated by products and service lines and timing of revenue recognition:

	December 31, 2020	December 31, 2019	December 31, 2018
At a point in time
Natural gas distribution	7,372,957	8,636,221	6,363,617
Electricity trading	775,479	—	—
Lubricants and base oil	4,283,704	3,916,504	3,414,536
Other	59,923	64,682	60,641
	12,492,063	12,617,407	9,838,794
Over time
Railroad transportation services	6,680,307	6,548,109	5,715,450
Port elevation	285,852	351,563	303,800
Construction revenue	885,630	813,341	415,753
Services rendered	131,871	317,960	601,098
	7,983,660	8,030,973	7,036,101
Elimination	(37,888)	(36,971)	(40,127)
Total	20,437,835	20,611,409	16,834,768